Commitments and Contingencies - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Finance Leases
2018	$ 2,490
2019	3,356
2020	2,923
2021	2,923
2022	2,940
Thereafter	34,113
Total	48,745
Operating Leases
2018	8,204
2019	8,222
2020	7,980
2021	7,745
2022	7,732
Thereafter	78,879
Total	118,762
Related Party
Operating Leases
2018	3,628
2019	4,004
2020	4,076
2021	4,149
2022	4,223
Thereafter	22,130
Total	42,210
Non-Related Party
Operating Leases
2018	4,576
2019	4,218
2020	3,904
2021	3,596
2022	3,509
Thereafter	56,749
Total	$ 76,552